ACQUISITION OF CALLVERSO LTD. ("CALLVERSO") (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Nov. 10, 2021
ACQUISITION OF CALLVERSO LTD. ("CALLVERSO")
Goodwill	$ 37,560	$ 37,560
Callverso Ltd
ACQUISITION OF CALLVERSO LTD. ("CALLVERSO")
Current assets			$ 152
Total identifiable assets acquired			2,311
Current liabilities			(152)
Deferred tax liability			(497)
Total identifiable liabilities assumed			(649)
Net identifiable assets acquired			1,662
Goodwill			1,338
Net assets acquired			3,000
Callverso Ltd | Technology
ACQUISITION OF CALLVERSO LTD. ("CALLVERSO")
Intangible assets			1,958
Callverso Ltd | Customer relationships
ACQUISITION OF CALLVERSO LTD. ("CALLVERSO")
Intangible assets			$ 201